Commitments and Contingencies (Commitments) (Details) ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Rental [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	¥ 24,916
2018	7,932
2019	5,702
2020	4,812
2021 and thereafter	3,960
Total	47,322
Bandwidth Purchases [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	25,461
2018	273
2019	0
2020	0
2021 and thereafter	0
Total	25,734
Cooperation with Phoenix TV Group [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	6,708
2018	12,506
2019	5,510
2020	0
2021 and thereafter	0
Total	24,724
Content Purchases [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	14,762
2018	15,144
2019	9,578
2020	283
2021 and thereafter	495
Total	40,262
Property and Equipment, and Intangible Assets [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	2,094
2018	0
2019	0
2020	0
2021 and thereafter	0
Total	2,094
Others [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	4,338
2018	245
2019	0
2020	0
2021 and thereafter	0
Total	4,583
2017	78,279
2018	36,100
2019	20,790
2020	5,095
2021 and thereafter	4,455
Total	¥ 144,719